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Semi-Annual Report

June 30, 2001

Mercury
QA Large Cap
Value Fund
of Mercury QA Equity Series, Inc.

PORTFOLIO INFORMATION

GEOGRAPHIC ASSET MIX

A pie chart illustrating the following percentages (As a Percentage of Net Assets as of June 30, 2001.)

United States--97.0%

Netherlands--2.3%

Canada--0.6%

WORLDWIDE INVESTMENTS AS OF JUNE 30, 2001

Ten Largest                                                  Percent of
Equity Holdings                                              Net Assets
--------------------------------------------------------------------------------
Citigroup Inc.                                                  6.2%
--------------------------------------------------------------------------------
Exxon Mobil Corporation                                         5.7
--------------------------------------------------------------------------------
American International Group, Inc.                              4.4
--------------------------------------------------------------------------------
AOL Time Warner Inc.                                            3.7
--------------------------------------------------------------------------------
Verizon Communications                                          2.4
--------------------------------------------------------------------------------
Royal Dutch Petroleum Company (NY Registered Shares)            2.3
--------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                1.9
--------------------------------------------------------------------------------
Viacom, Inc. (Class B)                                          1.8
--------------------------------------------------------------------------------
AT&T Corp.                                                      1.8
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                              1.8
--------------------------------------------------------------------------------

                                                            Percent of
Ten Largest Industries                                      Net Assets
================================================================================
Financial Services                                             13.6%
--------------------------------------------------------------------------------
Insurance                                                       9.1
--------------------------------------------------------------------------------
Banks                                                           8.6
--------------------------------------------------------------------------------
Oil--International                                              8.0
--------------------------------------------------------------------------------
Telecommunications                                              7.3
--------------------------------------------------------------------------------
Media                                                           3.7
--------------------------------------------------------------------------------
Natural Gas                                                     2.5
--------------------------------------------------------------------------------
Retail                                                          2.2
--------------------------------------------------------------------------------
Electric Utilities                                              2.1
--------------------------------------------------------------------------------
Oil--Integrated                                                 2.1
--------------------------------------------------------------------------------


                June 30, 2001 (2) Mercury QA Large Cap Value Fund

DEAR SHAREHOLDER

We are pleased to provide you with this semi-annual report for Mercury QA Large Cap Value Fund. For the six months ended June 30, 2001, the Fund's Class I, Class A, Class B and Class C Shares had total returns of -4.88%, -4.99%,
-5.42% and -5.42%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) In comparison, the unmanaged Standard & Poor's (S&P)/Barra Value Index had a total return of -2.41% for the same period.

The Fund's returns for the first half of 2001 were hurt by the performance of many financial and technology holdings, while helped by media and communications companies. Contributors to the negative returns posted by the Fund were financial companies including American International Group, Inc., Wells Fargo Company and Morgan Stanley Dean Witter & Co., which fell between 10% and 20% during the first half of the year. Similarly, many technology companies continued last year's downtrend, most notably Texas Instruments Incorporated, which dropped by more than 30%. On the positive side, media titans AOL Time Warner Inc. and Viacom, Inc. posted strong returns and even AT&T Corp. rebounded from last year's woes, rising more than 25%. Unfortunately, losers once again outnumbered winners, a trend that has been occurring ever since equity markets peaked in March 2000.

Market Review

The big news in the first six months of 2001 was the rapid deceleration of the US economy and accompanying aggressive easing of monetary policy by the Federal Reserve Board. After growing at a blistering 5% last year, the US economy grew at a mere 1% pace in the first half of 2001. Lower business capital spending and the resulting need for companies to adjust their inventories were the culprits. While investment in technology helped US companies achieve stellar gains in worker productivity over the past five years, it contributed to the accelerated pace of the slowdown as business used new technologies to link inventory levels and production schedules more closely.

In response to the rapidly changing economic climate, the Federal Reserve Board massively eased monetary policy starting in January, lowering short-term interest rates six times in the first half of the year by a cumulative 275 basis points (2.75%). The Federal Reserve Board remains concerned that ongoing weakness in capital spending and continued inventory adjustment might necessitate further reductions in the Federal Funds rate.

As expected, the sharp slowdown in economic activity created a profits recession (defined as a decline in year-over-year earnings) for many US companies, pushing the stock market lower. Analysts reduced their 2001 earnings forecast from double-digit earnings growth to high single-digit earnings declines. Reacting to the anticipated profit recession, the unmanaged S&P 500 Index fell 6.7% during the first half of 2001.

However, two significant trends that we noted in our previous shareholder report continued during the first half of 2001: small cap stocks outperformed large cap stocks and value stocks outperformed growth stocks. Propelled by lower interest rates, small cap stocks continued to outpace bigger stocks returning +6.23% as measured by the unmanaged S&P SmallCap 600 Index during the first half of 2001, more than 12 percentage points higher than returns on large cap stocks. Similarly, value stocks outperformed growth


                June 30, 2001 (3) Mercury QA Large Cap Value Fund stocks by about the same margin. The resurgence of both small cap stocks and value stocks reflects the dizzying heights to which large cap growth stocks ascended before tumbling back to earth starting in the second quarter of last year.

Market Outlook

We believe that the United States will lead a global cyclical recovery during the second half of this year. Business and consumer confidence appears to be stabilizing, stemming previous sharp declines. There is currently early evidence that the inventory cycle has run its course for many industries outside of technology. Though we expect leading economic indicators to turn higher over coming months, we do not expect an earnings recovery before late this year at the earliest. We believe that demand should pick up during the second half of the year as the effects of the tax cut, falling energy prices, and an accommodative Federal Reserve Board policy feed through to the real economy.

While our confidence in a US recovery has increased, prospects for Europe and Japan have continued to deteriorate. This is true both at a macroeconomic level, where news has worsened in both Europe and Japan, and at a stock level, where earnings downgrades in both regions are accelerating, lagging the United States.

Within the US economy, a clear distinction needs to be made between the technology sector and the rest of the economy. While there are a number of encouraging macroeconomic signs and bottom up indicators for the old economy, the near-term outlook for technology remains bleak. There is as yet no clear evidence that the collapse in technology orders is coming to an end and in contrast to the rest of the economy, excess inventories continue to build up. Again, this trend is reflected in both the top down data, such as falling technology capacity, and in bottom up earnings announcements. Earnings downgrades at this time are increasingly concentrated in the technology sector, with profit expectations for the rest of the economy starting to flatten out.

Looking forward, we expect technology spending to recover next year in delayed response to rising whole economy profits and easier financial market conditions. However, the timing and scale of that eventual recovery remain highly uncertain. The true scale of over-capacity in technology will only become apparent once the economy starts to recover.

In Conclusion

We thank you for your continued support of Mercury QA Large Cap Value Fund, and we look forward to reviewing our outlook and strategy in our next report to shareholders.

Sincerely,


/s/ Terry K. Glenn                                /s/ Philip Green

Terry K. Glenn                                    Philip Green
President and Director                            Senior Vice President and
                                                  Portfolio Manager

August 9, 2001


                June 30, 2001 (4) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Investment Adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.


                June 30, 2001 (5) Mercury QA Large Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN

                               % Return             % Return
                             Without Sales         With Sales
Class I Shares*                 Charge              Charge**
================================================================================
One Year Ended 6/30/01           0.00%               - 5.25%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/01                 -6.05                -10.64
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                               % Return             % Return
                             Without Sales         With Sales
Class A Shares*                 Charge              Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01          -0.32%               - 5.55%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/01                 -6.33                -10.91
--------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

                               % Return             % Return
                                Without               With
Class B Shares*                  CDSC                CDSC**
================================================================================
One Year Ended 6/30/01          -0.96%               - 4.93%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/01                 -6.98                -10.45
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                               % Return             % Return
                                Without               With
Class C Shares*                  CDSC                CDSC**
================================================================================
One Year Ended  6/30/01         -0.96%                -1.95%
--------------------------------------------------------------------------------
Inception (6/02/00)
through 6/30/01                 -6.98                 -6.98
--------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*

                                    6-Month         12-Month     Since Inception
As of June 30, 2001              Total Return     Total Return    Total Return
================================================================================
Class I*                            -4.88%            0.00%          -6.50%
--------------------------------------------------------------------------------
Class A*                            -4.99            -0.32           -6.80
--------------------------------------------------------------------------------
Class B*                            -5.42            -0.96           -7.50
--------------------------------------------------------------------------------
Class C*                            -5.42            -0.96           -7.50
--------------------------------------------------------------------------------
S&P/Barra Value Index**             -2.41            +7.92           +7.92
--------------------------------------------------------------------------------

 * Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the period shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 6/02/00.

** An unmanaged broad-based Index is a capitalization-weighted index of all of the stocks in the S&P 500 Index that have lower price-to-book ratios. Since inception total return is from 6/30/00.


                June 30, 2001 (6) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

CANADA
===========================================================================================
Communications           900    Nortel Networks Corporation           $      8,181    0.0%
Equipment
-------------------------------------------------------------------------------------------
Metal(s)               3,100    Alcan Aluminium Ltd.                       130,262    0.3
                       5,900    Barrick Gold Corporation                    89,385    0.2
                                                                      ---------------------
                                                                           219,647    0.5
-------------------------------------------------------------------------------------------
Mining                 2,600  + Inco Limited                                44,876    0.1
-------------------------------------------------------------------------------------------
                                Total Common Stocks in Canada
                                (Cost--$268,526)                           272,704    0.6
-------------------------------------------------------------------------------------------

NETHERLANDS
===========================================================================================
Oil--International    20,100    Royal Dutch Petroleum Company
                                  (NY Registered Shares)                 1,171,227    2.3
-------------------------------------------------------------------------------------------
                                Total Common Stocks in
                                the Netherlands (Cost--$1,197,209)       1,171,227    2.3
-------------------------------------------------------------------------------------------

UNITED STATES
===========================================================================================
Aerospace & Defense    8,900    The Boeing Company                         494,840    1.0
                       1,900    General Dynamics Corporation               147,839    0.3
                       3,900    Lockheed Martin Corporation                144,495    0.3
                                                                      ---------------------
                                                                           787,174    1.6
-------------------------------------------------------------------------------------------
Airlines               1,900  + AMR Corporation                             68,647    0.1
-------------------------------------------------------------------------------------------
Aluminum               8,700    Alcoa Inc.                                 342,780    0.7
-------------------------------------------------------------------------------------------
Auto & Truck           8,400    Delphi Automotive Systems Corporation      133,812    0.3
-------------------------------------------------------------------------------------------
Auto Components          400    The Goodyear Tire & Rubber Company          11,200    0.0
                       1,100    Johnson Controls, Inc.                      79,717    0.2
                                                                      ---------------------
                                                                            90,917    0.2
-------------------------------------------------------------------------------------------
Automobile Parts       2,600    Genuine Parts Company                       81,900    0.2
-------------------------------------------------------------------------------------------
Automobiles           18,365    Ford Motor Company                         450,861    0.9
                       5,400    General Motors Corporation                 347,490    0.7
                                                                      ---------------------
                                                                           798,351    1.6
-------------------------------------------------------------------------------------------
Banks                  4,500    BB&T Corporation                           165,150    0.3
                      14,600    Bank of America Corporation                876,438    1.7
                      12,700    Bank One Corporation                       454,660    0.9
                      18,120    J.P. Morgan Chase & Co.                    808,152    1.6
                       6,800    National City Corporation                  209,304    0.4
                       3,100    PNC Bank Corp.                             203,949    0.4
                       3,100    SunTrust Banks, Inc.                       200,818    0.4
                       1,900    Wachovia Corporation                       135,185    0.3
                      10,250    Washington Mutual, Inc.                    384,887    0.8
                      19,100    Wells Fargo Company                        886,813    1.8
                                                                      ---------------------
                                                                         4,325,356    8.6
-------------------------------------------------------------------------------------------


                June 30, 2001 (7) Mercury QA Large Cap Value Fund

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Beverages                300    Adolph Coors Company (Class B)        $     15,054    0.0%
                         700    Brown-Forman Corporation (Class B)          44,758    0.1
                       8,500    Coca-Cola Enterprises Inc.                 138,975    0.3
                       2,800    The Pepsi Bottling Group, Inc.             112,280    0.2
                                                                      ---------------------
                                                                           311,067    0.6
-------------------------------------------------------------------------------------------
Broadcasting &         2,700    Leggett & Platt, Incorporated               59,481    0.1
Publishing
-------------------------------------------------------------------------------------------
Building &               700    Centex Corporation                          28,525    0.1
Construction
-------------------------------------------------------------------------------------------
Building Materials     5,700    Masco Corporation                          142,272    0.3
-------------------------------------------------------------------------------------------
Capital Equipment      1,900    Dana Corporation                            44,346    0.1
                         900    Eaton Corporation                           63,090    0.1
                      13,800    Hewlett-Packard Company                    394,680    0.8
                                                                      ---------------------
                                                                           502,116    1.0
-------------------------------------------------------------------------------------------
Chemicals              1,400    Air Products and Chemicals, Inc.            64,050    0.1
                       6,283    The Dow Chemical Company                   208,910    0.4
                       7,400    E.I. du Pont de Nemours and Company        356,976    0.7
                         700    Great Lakes Chemical Corporation            21,595    0.1
                       2,600    PPG Industries, Inc.                       136,682    0.3
                         500    Sigma-Aldrich Corporation                   19,310    0.0
                                                                      ---------------------
                                                                           807,523    1.6
-------------------------------------------------------------------------------------------
Computer              17,400    Computer Associates International, Inc.    626,400    1.2
Services/Software      4,700  + Computer Sciences Corporation              162,620    0.3
                       6,400  + Intuit Inc.                                255,936    0.5
                           3  + VERITAS Software Corporation                   200    0.0
                                                                      ---------------------
                                                                         1,045,156    2.0
-------------------------------------------------------------------------------------------
Computer Technology   18,400  + Solectron Corporation                      336,720    0.7
-------------------------------------------------------------------------------------------
Computers &            1,600  + Apple Computer, Inc.                        37,200    0.1
Peripherals           11,200    Compaq Computer Corporation                173,488    0.3
                                                                      ---------------------
                                                                           210,688    0.4
-------------------------------------------------------------------------------------------
Conglomerates         11,800    Honeywell International Inc.               412,882    0.8
-------------------------------------------------------------------------------------------
Consumer--Durables       400    Whirlpool Corporation                       25,000    0.1
-------------------------------------------------------------------------------------------
Consumer--Goods        3,000    Newell Rubbermaid Inc.                      75,300    0.1
-------------------------------------------------------------------------------------------
Consumer--Products     1,100    The Black & Decker Corporation              43,406    0.1
-------------------------------------------------------------------------------------------
Consumer--             1,600  + Cendant Corporation                         31,200    0.1
Products & Services
-------------------------------------------------------------------------------------------
Containers             2,200  + Pactiv Corporation                          29,480    0.1
-------------------------------------------------------------------------------------------
Cosmetics                400    Alberto-Culver Company (Class B)            16,816    0.0
-------------------------------------------------------------------------------------------
Distribution           3,500  + Costco Wholesale Corporation               143,780    0.3
-------------------------------------------------------------------------------------------


                June 30, 2001 (8) Mercury QA Large Cap Value Fund

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Electric Utilities       300    Allegheny Energy, Inc.                $     14,475    0.0%
                       2,400    American Electric Power Company, Inc.      110,808    0.2
                       1,800    Consolidated Edison, Inc.                   71,640    0.2
                       1,200    Constellation Energy Group                  51,120    0.1
                         900    DTE Energy Company                          41,796    0.1
                       1,900    Dominion Resources, Inc.                   114,247    0.2
                       1,900    Entergy Corporation                         72,941    0.1
                       1,400    FPL Group, Inc.                             84,294    0.2
                       1,900    FirstEnergy Corp.                           61,104    0.1
                       2,312  + Mirant Corporation                          79,533    0.2
                       1,600    Progress Energy, Inc.                       71,872    0.1
                       1,500    Public Service Enterprise Group
                                  Incorporated                              73,350    0.1
                       5,700    The Southern Company                       132,525    0.3
                       1,900    TXU Corp.                                   91,561    0.2
                                                                      ---------------------
                                                                         1,071,266    2.1
-------------------------------------------------------------------------------------------
Electrical             2,800    Xcel Energy, Inc.                           79,660    0.2
-------------------------------------------------------------------------------------------
Electrical &
Electronics            6,200   +The AES Corporation                        266,910    0.5
-------------------------------------------------------------------------------------------
Electrical Equipment  11,900    Emerson Electric Co.                       719,950    1.4
                       1,900    Exelon Corporation                         121,828    0.3
                       1,200    PPL Corporation                             66,000    0.1
                       5,100    Symbol Technologies, Inc.                  113,220    0.2
                                                                      ---------------------
                                                                         1,020,998    2.0
-------------------------------------------------------------------------------------------
Electrical Products    5,500    Molex Incorporated                         200,915    0.4
-------------------------------------------------------------------------------------------
Electronic             4,300  + Agilent Technologies, Inc.                 139,750    0.3
Equipment &              900    PerkinElmer, Inc.                           24,777    0.0
Instruments            7,300  + Sanmina Corporation                        170,893    0.3
                                                                      ---------------------
                                                                           335,420    0.6
-------------------------------------------------------------------------------------------
Electronics            6,500  + Micron Technology, Inc.                    267,150    0.5
                      19,900    Texas Instruments Incorporated             626,850    1.2
                                                                      ---------------------
                                                                           894,000    1.7
-------------------------------------------------------------------------------------------
Electronics            2,000  + Jabil Circuit, Inc.                         61,720    0.1
Components
-------------------------------------------------------------------------------------------
Energy Related             3  + Williams Communications Group, Inc               9    0.0
                       9,900    The Williams Companies, Inc.               326,205    0.6
                                                                      ---------------------
                                                                           326,214    0.6
-------------------------------------------------------------------------------------------
Entertainment         20,100    The Walt Disney Company                    580,689    1.2
-------------------------------------------------------------------------------------------
Financial Services       400    The Bear Stearns Companies Inc.             23,588    0.0
                      58,609    Citigroup Inc.                           3,096,900    6.2
                       1,100    Countrywide Credit Industries, Inc.         50,468    0.1
                       9,300    Federal Home Loan Mortgage
                                  Association                              651,000    1.3
                      12,000    FleetBoston Financial Corporation          473,400    0.9


                June 30, 2001 (9) Mercury QA Large Cap Value Fund

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Financial Services     1,800    Golden West Financial Corporation     $    115,632    0.2%
(concluded)            3,800    The Hartford Financial Services
                                  Group, Inc.                              259,920    0.5
                       4,600    Household International, Inc.              306,820    0.6
                       1,200    Lehman Brothers Holdings, Inc.              93,300    0.2
                      11,400    MBNA Corporation                           375,630    0.7
                      14,900    Morgan Stanley Dean Witter & Co.           957,027    1.9
                      21,107    U.S. Bancorp                               481,028    1.0
                                                                      ---------------------
                                                                         6,884,713   13.6
-------------------------------------------------------------------------------------------
Food & Drug Retailing  1,900    SUPERVALU Inc.                              33,345    0.1
-------------------------------------------------------------------------------------------
Food Merchandising     4,200    Albertson's, Inc.                          125,958    0.3
-------------------------------------------------------------------------------------------
Food Products          7,200    Archer-Daniels-Midland Company              93,600    0.2
-------------------------------------------------------------------------------------------
Forest Products        2,400    Georgia-Pacific Group                       81,240    0.2
-------------------------------------------------------------------------------------------
Gaming                20,100  + Comcast Corporation (Class A)              872,340    1.7
-------------------------------------------------------------------------------------------
HMO                      700  + Wellpoint Health Networks Inc.              65,968    0.1
-------------------------------------------------------------------------------------------
Hardware Products        900    The Stanley Works                           37,692    0.1
-------------------------------------------------------------------------------------------
Health Care              100    Becton, Dickinson and Company                3,579    0.0
Equipment & Supplies     100  + Boston Scientific Corporation                1,700    0.0
                                                                      ---------------------
                                                                             5,279    0.0
-------------------------------------------------------------------------------------------
Health Care            1,400  + Aetna Inc. (New Shares)                     36,218    0.1
Providers & Services   5,900  + Manor Care, Inc.                           187,325    0.4
                                                                      ---------------------
                                                                           223,543    0.5
-------------------------------------------------------------------------------------------
Hospital Management      500  + Tenet Healthcare Corporation                25,795    0.1
-------------------------------------------------------------------------------------------
Hotels, Restaurants &    900    Darden Restaurants, Inc.                    25,110    0.0
Leisure                3,000    Marriott International, Inc. (Class A)     142,020    0.3
                      14,200    McDonald's Corporation                     384,252    0.8
                       2,076  + Palm, Inc.                                  12,601    0.0
                                                                      ---------------------
                                                                           563,983    1.1
-------------------------------------------------------------------------------------------
Household Durables       500    Pulte Corporation                           21,315    0.0
-------------------------------------------------------------------------------------------
Information
Processing             1,200    Xerox Corporation                           11,484    0.0
-------------------------------------------------------------------------------------------
Insurance              5,500    The Allstate Corporation                   241,945    0.5
                       5,400    American General Corporation               250,830    0.5
                      25,500    American International Group, Inc.       2,193,000    4.4
                         800    CIGNA Corporation                           76,656    0.2
                       1,400    The Chubb Corporation                      108,402    0.2
                      14,200  + Clear Channel Communications, Inc.         890,340    1.8
                       2,000    Jefferson--Pilot Corporation                96,640    0.2
                       2,800    Lincoln National Corporation               144,900    0.3
                       8,100    MetLife, Inc.                              250,938    0.5
                         500    The Progressive Corporation                 67,595    0.1


               June 30, 2001 (10) Mercury QA Large Cap Value Fund

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Insurance              1,500    The St. Paul Companies, Inc.          $     76,035    0.1%
(concluded)            3,400    UnumProvident Corporation                  109,208    0.2
                       1,200    Vulcan Materials Company                    64,500    0.1
                                                                      ---------------------
                                                                         4,570,989    9.1
-------------------------------------------------------------------------------------------
Laser Systems &          400  + JDS Uniphase Corporation                     5,100    0.0
Components
-------------------------------------------------------------------------------------------
Machinery              2,000    Danaher Corporation                        112,000    0.2
                       2,600    Dover Corporation                           97,890    0.2
                         800    PACCAR Inc.                                 41,136    0.1
                                                                      ---------------------
                                                                           251,026    0.5
-------------------------------------------------------------------------------------------
Machinery & Equipment  5,000    Caterpillar Inc.                           250,250    0.5
-------------------------------------------------------------------------------------------
Manufacturing          4,600    Illinois Tool Works Inc.                   291,180    0.6
-------------------------------------------------------------------------------------------
Media                 34,900  + AOL Time Warner Inc.                     1,849,700    3.7
-------------------------------------------------------------------------------------------
Medical Services      25,500  + HEALTHSOUTH Corporation                    407,235    0.8
-------------------------------------------------------------------------------------------
Merchandising          4,700    The May Department Stores Company          161,022    0.3
-------------------------------------------------------------------------------------------
Metals & Mining        2,700    Newmont Mining Corporation                  50,247    0.1
                         700    Phelps Dodge Corporation                    29,050    0.1
                       1,400    USX-U.S. Steel Group                        28,210    0.1
                                                                      ---------------------
                                                                           107,507    0.3
-------------------------------------------------------------------------------------------
Multiline Retail       3,000  + Federated Department Stores, Inc.          127,500    0.3
                      23,200  + Kmart Corporation                          266,104    0.5
                                                                      ---------------------
                                                                           393,604    0.8
-------------------------------------------------------------------------------------------
Multimedia             3,500    Tribune Company                            140,035    0.3
                      17,600  + Viacom, Inc. (Class B)                     910,800    1.8
                                                                      ---------------------
                                                                         1,050,835    2.1
-------------------------------------------------------------------------------------------
Natural Gas           10,068    El Paso Corporation                        528,973    1.0
                      15,100    Enron Corp.                                739,900    1.5
                                                                      ---------------------
                                                                         1,268,873    2.5
-------------------------------------------------------------------------------------------
Natural Gas--          5,900    Duke Energy Corporation                    230,159    0.5
Pipelines              2,200    Kinder Morgan, Inc.                        110,550    0.2
                                                                      ---------------------
                                                                           340,709    0.7
-------------------------------------------------------------------------------------------
Natural Resources      2,800    Burlington Resources Inc.                  111,860    0.2
-------------------------------------------------------------------------------------------
Oil                    5,100    Conoco Inc. (Class B)                      147,390    0.3
-------------------------------------------------------------------------------------------
Oil & Gas              1,500    Devon Energy Corporation                    78,750    0.2
-------------------------------------------------------------------------------------------
Oil & Gas Producers    2,700    Transocean Sedco Forex Inc.                111,375    0.2
-------------------------------------------------------------------------------------------
Oil Field Services       100    Kerr-McGee Corporation                       6,627    0.0
-------------------------------------------------------------------------------------------
Oil--Integrated          700    Amerada Hess Corporation                    56,560    0.1
                       5,900    Chevron Corporation                        533,950    1.1


               June 30, 2001 (11) Mercury QA Large Cap Value Fund

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (continued)
===========================================================================================
Oil--Integrated        2,200    Phillips Petroleum Company            $    125,400    0.2%
(concluded)            5,100    Texaco Inc.                                339,660    0.7
                                                                      ---------------------
                                                                         1,055,570    2.1
-------------------------------------------------------------------------------------------
Oil--International    32,700    Exxon Mobil Corporation                  2,856,345    5.7
-------------------------------------------------------------------------------------------
Oil Services           3,200    Baker Hughes Incorporated                  107,200    0.2
                       4,900    Schlumberger Limited                       257,985    0.5
                       2,300    USX-Marathon Group                          67,873    0.1
                                                                      ---------------------
                                                                           433,058    0.8
-------------------------------------------------------------------------------------------
Paper & Forest         6,241    International Paper Company                222,804    0.4
Products                 700    Temple-Inland, Inc.                         37,303    0.1
                       2,700    Weyerhaeuser Company                       148,419    0.3
                                                                      ---------------------
                                                                           408,526    0.8
-------------------------------------------------------------------------------------------
Paper Products           400    Willamette Industries, Inc.                 19,800    0.0
-------------------------------------------------------------------------------------------
Petroleum              3,200    Anadarko Petroleum Corporation             172,896    0.3
                       2,700    Occidental Petroleum Corporation            71,793    0.1
                       3,100    Unocal Corporation                         105,865    0.2
                                                                      ---------------------
                                                                           350,554    0.6
-------------------------------------------------------------------------------------------
Pharmaceuticals        2,600    McKesson HBOC, Inc.                         96,512    0.2
-------------------------------------------------------------------------------------------
Printing & Publishing    100    R.R. Donnelley & Sons Company                2,970    0.0
-------------------------------------------------------------------------------------------
Publishing             3,400    Deere & Company                            128,690    0.3
                       3,100    Gannett Co., Inc.                          204,290    0.4
                                                                      ---------------------
                                                                           332,980    0.7
-------------------------------------------------------------------------------------------
Railroads              4,700    Burlington Northern Santa Fe Corp.         141,799    0.3
                       3,000    Union Pacific Corporation                  164,730    0.3
                                                                      ---------------------
                                                                           306,529    0.6
-------------------------------------------------------------------------------------------
Real Estate            2,300    Starwood Hotels & Resorts
Investment Trust                  Worldwide, Inc.                           85,744    0.2
-------------------------------------------------------------------------------------------
Retail                   400    Liz Claiborne, Inc.                         20,180    0.0
                       1,400    Loews Corporation                           90,202    0.2
                       5,000  + Safeway Inc.                               240,000    0.5
                      16,200    Sears, Roebuck & Co.                       685,422    1.4
                       4,300  + Staples, Inc.                               68,757    0.1
                                                                      ---------------------
                                                                         1,104,561    2.2
-------------------------------------------------------------------------------------------
Road & Rail            4,600    Norfolk Southern Corporation                95,220    0.2
-------------------------------------------------------------------------------------------
Semiconductor          2,400  + Broadcom Corporation (Class A)             102,624    0.2
Equipment & Products   1,200  + Novellus Systems, Inc.                      68,148    0.1
                                                                      ---------------------
                                                                           170,772    0.3
-------------------------------------------------------------------------------------------
Semiconductors        25,300    Motorola, Inc.                             418,968    0.8
-------------------------------------------------------------------------------------------
Software               3,100  + Advanced Micro Devices, Inc.                89,528    0.2
                       6,200  + BMC Software, Inc.                         139,748    0.3
                                                                      ---------------------
                                                                           229,276    0.5
-------------------------------------------------------------------------------------------


               June 30, 2001 (12) Mercury QA Large Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                          In US Dollars
                                                                      ---------------------
                     Shares                                                      Percent of
Industries            Held             Common Stocks                    Value    Net Assets
-------------------------------------------------------------------------------------------

UNITED STATES (concluded)
===========================================================================================
Specialty Retail         800  + AutoZone, Inc.                        $     30,000    0.0%
                       1,500  + Toys 'R' Us, Inc.                           37,125    0.1
                                                                      ---------------------
                                                                            67,125    0.1
-------------------------------------------------------------------------------------------
Steel                    900    Nucor Corporation                           44,001    0.1
-------------------------------------------------------------------------------------------
Telecommunications    41,157    AT&T Corp.                                 905,454    1.8
                      16,100    BellSouth Corporation                      648,347    1.3
                       1,100    Lucent Technologies Inc.                     6,820    0.0
                      13,200    Qwest Communications International Inc.    420,684    0.8
                      22,598    Verizon Communications                   1,208,993    2.4
                      33,400  + WorldCom, Inc.                             499,664    1.0
                                                                      ---------------------
                                                                         3,689,962    7.3
-------------------------------------------------------------------------------------------
Textiles               1,200    V. F. Corporation                           43,656    0.1
-------------------------------------------------------------------------------------------
Tobacco                1,200    Fortune Brands, Inc.                        46,032    0.1
-------------------------------------------------------------------------------------------
Toys                     500    Hasbro, Inc.                                 7,225    0.0
-------------------------------------------------------------------------------------------
Transportation         9,750    Southwest Airlines Co.                     180,277    0.4
-------------------------------------------------------------------------------------------
Travel & Lodging       7,300    Carnival Corporation                       224,110    0.4
-------------------------------------------------------------------------------------------
Utilities              2,400    Reliant Energy, Inc.                        77,304    0.2
-------------------------------------------------------------------------------------------
Utilities--Gas
Pipeline               6,400    Dynegy Inc. (Class A)                      297,600    0.6
-------------------------------------------------------------------------------------------
Waste Management       1,400    Waste Management, Inc.                      43,148    0.1
-------------------------------------------------------------------------------------------
                                Total Common Stocks in the
                                United States (Cost--$49,466,445)       48,826,253   97.0
-------------------------------------------------------------------------------------------
                                Total Investments in Common Stocks
                                (Cost--$50,932,180)                     50,270,184   99.9
-------------------------------------------------------------------------------------------
                      Face
                     Amount        Short-Term Securities
===========================================================================================
Commercial          $112,000    General Motors Acceptance Corp.,
Paper*                            4.13% due 7/02/2001                      111,974    0.2
-------------------------------------------------------------------------------------------
                                Total Investments in Short-Term
                                Securities (Cost--$111,974)                111,974    0.2
-------------------------------------------------------------------------------------------
                                Total Investments
                                (Cost--$51,044,154)                     50,382,158  100.1
                                Liabilities in Excess of Other
                                  Assets                                   (38,232)  (0.1)
                                                                      ---------------------
                                Net Assets                            $ 50,343,926  100.0%
                                                                      =====================
-------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.
+     Non-income producing security.

      See Notes to Financial Statements.


               June 30, 2001 (13) Mercury QA Large Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
---------------------------------------------------------------------------------------------
Assets:
Investments, at value (identified cost--$51,044,154)                            $  50,382,158
Cash                                                                                      956
Receivables:
  Capital shares sold                                           $ 13,032,533
  Dividends                                                           37,190       13,069,723
                                                                ------------
Prepaid registration fees and other assets                                             79,290
                                                                                -------------
Total assets                                                                       63,532,127
                                                                                -------------
---------------------------------------------------------------------------------------------
Liabilities:
Payables:
  Securities purchased                                            13,075,665
  Capital shares redeemed                                             72,671
  Investment adviser                                                   9,884
  Administrator                                                        9,803
  Distributor                                                          3,461       13,171,484
                                                                ------------
Accrued expenses and other liabilities                                                 16,717
                                                                                -------------
Total liabilities                                                                  13,188,201
                                                                                -------------
---------------------------------------------------------------------------------------------
Net Assets:
Net assets                                                                      $  50,343,926
                                                                                =============
---------------------------------------------------------------------------------------------
Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                             $         486
Class A Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                         1
Class B Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                        32
Class C Shares of Common Stock, $.0001 par value, 125,000,000
  shares authorized                                                                        19
Paid-in capital in excess of par                                                   52,361,374
Undistributed investment income--net                                                   22,527
Accumulated realized capital losses on investments--net                            (1,378,517)
Unrealized depreciation on investments--net                                          (661,996)
                                                                                -------------
Net assets                                                                      $  50,343,926
                                                                                =============
---------------------------------------------------------------------------------------------
Net Asset Value:
Class I--Based on net assets of $45,496,061 and 4,864,968 shares
  outstanding                                                                   $        9.35
                                                                                =============
Class A--Based on net assets of $104,007 and 11,159 shares
  outstanding                                                                   $        9.32
                                                                                =============
Class B--Based on net assets of $2,966,052 and 320,540 shares
  outstanding                                                                   $        9.25
                                                                                =============
Class C--Based on net assets of $1,777,806 and 192,196 shares
  outstanding                                                                   $        9.25
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (14) Mercury QA Large Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2001
---------------------------------------------------------------------------------------------
Investment Income:
Dividends (net of $1,717 foreign withholding tax)                               $     248,360
Interest and discount earned                                                            3,136
                                                                                -------------
Total income                                                                          251,496
                                                                                -------------
---------------------------------------------------------------------------------------------
Expenses:
Investment advisory fees                                         $    64,296
Administration fees                                                   56,259
Registration fees                                                     28,655
Accounting services                                                   27,773
Professional fees                                                     16,358
Account maintenance and distribution fees--Class B                     8,946
Printing and shareholder reports                                       8,724
Offering costs                                                         8,145
Custodian fees                                                         7,931
Account maintenance and distribution fees--Class C                     6,856
Transfer agent fees--Class I                                           1,244
Director's fees and expenses                                             924
Transfer agent fees--Class B                                             237
Transfer agent fees--Class C                                             193
Pricing fees                                                             154
Account maintenance fees--Class A                                         94
Transfer agent fees--Class A                                               3
Other                                                                    747
                                                                 -----------
Total expenses before reimbursement                                  237,539
Reimbursement of expenses                                             (1,320)
                                                                 -----------
Total expenses after reimbursement                                                    236,219
                                                                                -------------
Investment income--net                                                                 15,277
                                                                                -------------
---------------------------------------------------------------------------------------------
Realized & Unrealized Loss on Investments--Net:
Realized loss on investments--net                                                  (1,291,869)
Change in unrealized appreciation/depreciation on investments--net                   (677,212)
                                                                                -------------
Net Decrease in Net Assets Resulting from Operations                            $  (1,953,804)
                                                                                =============
---------------------------------------------------------------------------------------------

See Notes to Financial Statements.


               June 30, 2001 (15) Mercury QA Large Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                            For the Six      For the Period
                                                            Months Ended   June 2, 2000+ to
  Increase (Decrease) in Net Assets:                        June 30, 2001     Dec. 31, 2000
  -----------------------------------------------------------------------------------------
  Operations:
  Investment income (loss)--net                             $     15,277       $     (7,826)
  Realized loss on investments--net                           (1,291,869)           (86,647)
  Change in unrealized appreciation/depreciation on
    investments--net                                            (677,212)            15,216
                                                            -------------------------------
  Net decrease in net assets resulting from operations        (1,953,804)           (79,257)
                                                            -------------------------------
  -----------------------------------------------------------------------------------------
  Capital Share Transactions:
  Net increase in net assets derived from capital
    share transactions                                        35,382,869         16,894,118
                                                            -------------------------------
  -----------------------------------------------------------------------------------------
  Net Assets:
  Total increase in net assets                                33,429,065         16,814,861
  Beginning of period                                         16,914,861            100,000
                                                            -------------------------------
  End of period*                                            $ 50,343,926       $ 16,914,861
                                                            ===============================
  -----------------------------------------------------------------------------------------
* Undistributed investment income--net                      $     22,527       $      7,250
                                                            ===============================
  -----------------------------------------------------------------------------------------

+     Commencement of operations.

      See Notes to Financial Statements.


               June 30, 2001 (16) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                         Class I
                                              --------------------------------
                                                 For the           For the
                                               Six Months       Period June 2,
                                             Ended June 30,    2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:           2001               2000
------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $     9.83            $    10.00
                                              --------------------------------
Investment income (loss)--net                        .01@                   --++
Realized and unrealized loss on
  investments--net                                  (.49)                 (.17)
                                              --------------------------------
Total from investment operations                    (.48)                 (.17)
                                              --------------------------------
Net asset value, end of period                $     9.35            $     9.83
                                              ================================
------------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share                (4.88%)@@             (1.70%)@@
                                              ================================
------------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                     1.37%*                1.50%*
                                              ================================
Expenses                                           1.38%*                3.60%*
                                              ================================
Investment income (loss)--net                       .20%*                (.04%)*
                                              ================================
------------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)      $   45,496            $   14,806
                                              ================================
Portfolio turnover                                66.48%                32.96%
                                              ================================
------------------------------------------------------------------------------

   *  Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   +  Commencement of operations.
  ++  Amount is less than $.01 per share.
   @  Based on average shares outstanding.
  @@  Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (17) Mercury QA Large Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                       Class A
                                              --------------------------
                                                For the         For the
                                              Six Months     Period June 2,
                                            Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:          2001             2000
-----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $  9.81            $ 10.00
                                              --------------------------
Investment loss--net                               --++@            (.01)
Realized and unrealized loss on
  investments--net                               (.49)              (.18)
                                              --------------------------
Total from investment operations                 (.49)              (.19)
                                              --------------------------
Net asset value, end of period                $  9.32            $  9.81
                                              ==========================
------------------------------------------------------------------------
Total Investment Return:**
Based on net asset value per share             (4.99%)@@          (1.90%)@@
                                              ==========================
------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                  1.64%*             1.75%*
                                              ==========================
Expenses                                        1.65%*             3.86%*
                                              ==========================
Investment loss--net                            (.07%)*            (.22%)*
                                              ==========================
------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)      $   104            $    35
                                              ==========================
Portfolio turnover                             66.48%             32.96%
                                              ==========================
------------------------------------------------------------------------

   *  Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   +  Commencement of operations.
  ++  Amount is less than $.01 per share.
   @  Based on average shares outstanding.
  @@  Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (18) Mercury QA Large Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                         Class B
                                              ------------------------------
                                                 For the         For the
                                               Six Months     Period June 2,
                                             Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:           2001             2000
-----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $    9.78            $   10.00
                                              ------------------------------
Investment loss--net                               (.04)@               (.02)
Realized and unrealized loss on
  investments--net                                 (.49)                (.20)
                                              ------------------------------
Total from investment operations                   (.53)                (.22)
                                              ------------------------------
Net asset value, end of period                $    9.25            $    9.78
                                              ------------------------------
-----------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share               (5.42%)@@            (2.20%)@@
                                              ==============================
-----------------------------------------------------------------------------
Ratios to Average Net Assets:
Expenses, net of reimbursement                    2.40%*               2.53%*
                                              ==============================

Expenses                                          2.41%*               4.65%*
                                              ==============================
Investment loss--net                              (.85%)*             (1.02%)*
                                              ==============================
-----------------------------------------------------------------------------
Supplemental Data:
Net assets, end of period (in thousands)      $   2,966            $   1,100
                                              ==============================

Portfolio turnover                               66.48%               32.96%
                                              ==============================
-----------------------------------------------------------------------------

   *  Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   +  Commencement of operations.
   @  Based on average shares outstanding.
  @@  Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (19) Mercury QA Large Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                          Class C
                                              ------------------------------
                                                 For the         For the
                                               Six Months     Period June 2,
                                             Ended June 30,  2000+ to Dec. 31,
Increase (Decrease) in Net Asset Value:           2001             2000
----------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of period          $    9.78            $   10.00
                                              ------------------------------
Investment loss--net                               (.04)@               (.04)
Realized and unrealized loss on
  investments--net                                 (.49)                (.18)
                                              ------------------------------
Total from investment operations                   (.53)                (.22)
                                              ------------------------------
Net asset value, end of period                $    9.25            $    9.78
                                              ==============================
----------------------------------------------------------------------------
Total Investment Return:**

Based on net asset value per share               (5.42%)@@            (2.20%)@@
                                              ==============================
----------------------------------------------------------------------------
Ratios to Average Net Assets:

Expenses, net of reimbursement                    2.40%*               2.52%*
                                              ==============================
Expenses                                          2.41%*               4.62%*
                                              ==============================
Investment loss--net                              (.85%)*             (1.02%)*
                                              ==============================
----------------------------------------------------------------------------
Supplemental Data:

Net assets, end of period (in thousands)      $   1,778            $     974
                                              ==============================
Portfolio turnover                               66.48%               32.96%
                                              ==============================
----------------------------------------------------------------------------

   *  Annualized.
  ** Total investment returns exclude the effects of sales charges. The Fund's Investment Adviser waived a portion or all of its management fee and, if applicable, reimbursed a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
   +  Commencement of operations.
   @  Based on average shares outstanding.
  @@  Aggregate total investment return.

      See Notes to Financial Statements.


               June 30, 2001 (20) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury QA Large Cap Value Fund (the "Fund") is part of the Mercury QA Equity Series, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distributions expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of securities--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Corporation's Board of Directors.

      (b) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing


               June 30, 2001 (21) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

      (c) Derivative financial instruments--The Fund may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

      When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

      o Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      (d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.


               June 30, 2001 (22) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      (e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

      (f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

      (g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Fund has entered into an Investment Advisory Agreement with Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

      As compensation for its services to the Fund, Mercury Advisors receives monthly compensation at the annual rate of .40% of the average daily net assets of the Fund. For the six months ended June 30, 2001, Mercury Advisors earned fees of $64,296, of which $1,320 was waived.

      The Fund has also entered into an Administration Agreement with Mercury Advisors. The Fund pays a monthly fee at an annual rate of .35% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

      Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

                                      Account            Distribution
                                   Maintenance Fee            Fee
      --------------------------------------------------------------------------
      Class A                           .25%                   --
      --------------------------------------------------------------------------
      Class B                           .25%                  .75%
      --------------------------------------------------------------------------
      Class C                           .25%                  .75%
      --------------------------------------------------------------------------

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and select dealers also provide account maintenance and distribution services to the Fund. The ongoing account


               June 30, 2001 (23) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      maintenance fee compensates the Distributor, MLPF&S and select dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and select dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the six months ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:

                                             FAMD                    MLPF&S
      --------------------------------------------------------------------------
       Class I                               $536                   $6,500
      --------------------------------------------------------------------------
       Class A                               $ 79                   $1,562
      --------------------------------------------------------------------------

      For the six months ended June 30, 2001, MLPF&S received contingent deferred sales charges of $3,576 and $636 relating to transactions in Class B and Class C Shares, respectively.

      Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., acts as the Company's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continue to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the six months ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $4,486 for the above-described services. The Fund entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or directors of the Corporation are officers and/or directors of Mercury Advisors, PSI, FDS, FAMD, and/or ML & Co.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2001 were $57,271,944 and $21,851,213, respectively.

      Net realized losses for the six months ended June 30, 2001, and net unrealized losses as of June 30, 2001 were as follows:

                                             Realized              Unrealized
                                              Losses                 Losses
      --------------------------------------------------------------------------
       Long-term investments                $(1,291,869)          $ (661,996)
                                            ------------------------------------
       Total                                $(1,291,869)          $ (661,996)
                                            ====================================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized depreciation for Federal income tax purposes aggregated $661,996, of which $1,377,217 related to appreciated securities and $2,039,213


               June 30, 2001 (24) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)

      related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $51,044,154.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $35,382,869 and $16,894,118 for the six months ended June 30, 2001 and for the period June 2, 2000 to December 31, 2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Six Months Ended
      June 30, 2001                                      Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                        4,153,651         $40,064,860
      Shares redeemed                                     (794,148)         (7,583,076)
                                                      --------------------------------
      Net increase                                       3,359,503         $32,481,784
                                                      ================================
      --------------------------------------------------------------------------------

      Class I Shares for the Period June 2, 2000+
      to December 31, 2000                               Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                        1,742,820         $17,203,234
      Shares redeemed                                     (239,855)         (2,344,004)
                                                      --------------------------------
      Net increase                                       1,502,965         $14,859,230
                                                      ================================
      --------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class A Shares for the Six Months Ended
      June 30, 2001                                      Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                            7,541            $ 71,654
                                                      --------------------------------
      Net increase                                           7,541            $ 71,654
                                                      ================================
      --------------------------------------------------------------------------------

      Class A Shares for the Period June 2, 2000+
      to December 31, 2000                               Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                            3,884            $ 36,921
      Shares redeemed                                       (2,766)            (26,602)
                                                      --------------------------------
      Net increase                                           1,118            $ 10,319
                                                      ================================
      --------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class B Shares for the Six Months Ended
      June 30, 2001                                      Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                          220,808          $2,086,543
      Shares redeemed                                      (12,731)           (118,129)
                                                      --------------------------------
      Net increase                                         208,077          $1,968,414
                                                      ================================
      --------------------------------------------------------------------------------


               June 30, 2001 (25) Mercury QA Large Cap Value Fund

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)

      Class B Shares for the Period June 2, 2000+
      to December 31, 2000                               Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                          110,533         $ 1,069,440
      Shares redeemed                                         (570)             (5,413)
                                                      --------------------------------
      Net increase                                         109,963         $ 1,064,027
                                                      ================================
      --------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

      Class C Shares for the Six Months Ended
      June 30, 2001                                      Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                          109,497         $ 1,021,996
      Shares redeemed                                      (16,905)           (160,979)
                                                      --------------------------------
      Net increase                                          92,592           $ 861,017
                                                      ================================
      --------------------------------------------------------------------------------

      Class C Shares for the Period June 2, 2000+
      to December 31, 2000                               Shares           Dollar Amount
      --------------------------------------------------------------------------------
      Shares sold                                           99,541           $ 984,032
      Shares redeemed                                       (2,437)            (23,490)
                                                      --------------------------------
      Net increase                                          97,104           $ 960,542
                                                      ================================
      --------------------------------------------------------------------------------

+ Prior to June 2, 2000 (commencement of operations), the Fund issued 2,500 shares to Mercury Advisors for $25,000.

(5)   Capital Loss Carryforward:

      At December 31, 2000, the Fund had a net capital loss carryforward of approximately $26,000, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

(6)   Short-Term Borrowings:

      On December 1, 2000, the Fund, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the six months ended June 30, 2001.


               June 30, 2001 (26) Mercury QA Large Cap Value Fund

OFFICERS AND DIRECTORS

Terry K. Glenn, Director and President
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Philip Green, Senior Vice President
Sidney Hoots, Senior Vice President
Frank Salerno, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

CUSTODIAN

The Chase Manhattan Bank
4 Chase MetroTech, 18th Floor
Brooklyn, NY 11245

TRANSFER AGENT

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               June 30, 2001 (27) Mercury QA Large Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

        MUTUAL          MANAGED         ALTERNATIVE          INSTITUTIONAL
        FUNDS           ACCOUNTS        INVESTMENTS         ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury QA Large Cap Value Fund of
Mercury QA Equity Series, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper          #MERCQAVAL--6/01